                                                                          Page 1

                             SERVICER'S CERTIFICATE
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
             Collection Period: March 1, 2007 through March 31, 2007
                                                    Determination Date: 04/13/07
                                                          Payment Date: 04/18/07

I. ORIGINAL DEAL PARAMETER INPUTS
---------------------------------
   (A) Total Portfolio Balance                                                                            $1,303,489,996.17
   (B) Total Securities Balance                                                                           $1,303,489,996.17
   (C) Class A-1 Notes
       (i)   Class A-1 Notes Balance                                                                        $298,000,000.00
       (ii)  Class A-1 Notes Percentage (C(i)/B)                                                                     22.86%
       (iii) Class A-1 Notes Rate                                                                                  4.93378%
       (iv)  Class A-1 Notes Accrual Basis                                                                       Actual/360
   (D) Class A-2 Notes
       (i)   Class A-2 Notes Balance                                                                        $316,000,000.00
       (ii)  Class A-2 Notes Percentage (D(i)/B)                                                                     24.24%
       (iii) Class A-2 Notes Rate                                                                                    5.100%
       (iv)  Class A-2 Notes Accrual Basis                                                                           30/360
   (E) Class A-3 Notes
       (i)   Class A-3 Notes Balance                                                                        $400,000,000.00
       (ii)  Class A-3 Notes Percentage (E(i)/B)                                                                     30.69%
       (iii) Class A-3 Notes Rate                                                                                    5.070%
       (iv)  Class A-3 Notes Accrual Basis                                                                           30/360
   (F) Class A-4 Notes
       (i)   Class A-4 Notes Balance                                                                        $247,130,000.00
       (ii)  Class A-4 Notes Percentage (E(i)/B)                                                                     18.96%
       (iii) Class A-4 Notes Rate                                                                                    5.080%
       (iv)  Class A-4 Notes Accrual Basis                                                                           30/360
   (G) Certificates
       (i)   Certificates Balance                                                                            $42,359,996.17
       (ii)  Certificates Percentage (G(i)/B)                                                                         3.25%
       (iii) Certificates Rate                                                                                       0.000%
       (iv)  Certificates Accrual Basis                                                                              30/360
   (H) Servicing Fee Rate                                                                                             1.00%
   (I) Portfolio Summary
       (i)   Weighted Average Coupon (WAC)                                                                            6.34%
       (ii)  Weighted Average Original Maturity (WAOM)                                                                57.92 months
       (iii) Weighted Average Remaining Maturity (WAM)                                                                52.88 months
       (iv)  Number of Receivables                                                                                   74,512
   (J) Reserve Account
       (i)   Reserve Account Initial Deposit Percentage                                                               0.50%
       (ii)  Reserve Account Initial Deposit                                                                  $6,517,449.98
       (iii) Specified Reserve Account Percentage                                                                     0.75%
       (v)   Specified Reserve Account Balance                                                                $9,776,174.97
   (K) Yield Supplement Account Deposit                                                                      $25,667,158.93

II. INPUTS FROM PREVIOUS MONTHLY SERVICER REPORTS
-------------------------------------------------
   (A) Total Portfolio Balance                                                                              $866,664,299.45
   (B) Total Securities Balance                                                                             $866,664,299.45
   (C) Cumulative Note and Certificate Pool Factor                                                                0.6648799
   (D) Class A-1 Notes
       (i)   Class A-1 Notes Balance                                                                                  $0.00
       (ii)  Class A-1 Notes Pool Factor                                                                          0.0000000
       (iii) Class A-1 Notes Interest Carryover Shortfall                                                             $0.00
       (iv)  Class A-1 Notes Principal Carryover Shortfall                                                            $0.00
   (E) Class A-2 Notes
       (i)   Class A-2 Notes Balance                                                                        $177,174,303.28
       (ii)  Class A-2 Notes Pool Factor                                                                          0.5606782
       (iii) Class A-2 Notes Interest Carryover Shortfall                                                             $0.00
       (iv)  Class A-2 Notes Principal Carryover Shortfall                                                            $0.00
   (F) Class A-3 Notes
       (i)   Class A-3 Notes Balance                                                                        $400,000,000.00
       (ii)  Class A-3 Notes Pool Factor                                                                          1.0000000
       (iii) Class A-3 Notes Interest Carryover Shortfall                                                             $0.00
       (iv)  Class A-3 Notes Principal Carryover Shortfall                                                            $0.00
   (G) Class A-4 Notes
       (i)   Class A-4 Notes Balance                                                                        $247,130,000.00
       (ii)  Class A-4 Notes Pool Factor                                                                          1.0000000
       (iii) Class A-4 Notes Interest Carryover Shortfall                                                             $0.00
       (iv)  Class A-4 Notes Principal Carryover Shortfall                                                            $0.00
   (H) Certificates
       (i)   Certificates Balance                                                                            $42,359,996.17
       (ii)  Certificates Pool Factor                                                                             1.0000000
       (iii) Certificates Interest Carryover Shortfall                                                                $0.00
       (iv)  Certificates Principal Carryover Shortfall                                                               $0.00
   (I) Servicing Fee
       (i)   Servicing Fee Shortfall                                                                                  $0.00

                                                                          Page 2

                             SERVICER'S CERTIFICATE
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
             Collection Period: March 1, 2007 through March 31, 2007
                                                    Determination Date: 04/13/07
                                                          Payment Date: 04/18/07

   (J) End of Prior Month Account Balances
       (i)   Reserve Account                                                                                  $9,776,174.97
       (ii)  Yield Supplement Account                                                                        $13,130,006.53
       (iii) Payahead Account                                                                                         $0.00
       (iv)  Advances Outstanding                                                                               $532,819.22
   (K) Portfolio Summary as of End of Prior Month
       (i)   Weighted Average Coupon (WAC)                                                                            6.30%
       (ii)  Weighted Average Remaining Maturity (WAM)                                                                40.90 months
       (iii) Number of Receivables                                                                                   62,953
   (L) Note and Certificate Percentages
       (i)   Note Percentage                                                                                        100.00%
       (ii)  Certificate Percentage                                                                                   0.00%

III. MONTHLY INPUTS FROM THE MAINFRAME
--------------------------------------
   (A) Precomputed Contracts Principal
       (i)   Scheduled Principal Collections                                                                          $0.00
       (ii)  Prepayments in Full                                                                                      $0.00
       (iii) Prepayments in Full due to Repurchases                                                                   $0.00
   (B) Precomputed Contracts Total Collections                                                                        $0.00
   (C) Precomputed Receivables Interest (B-A((i)+(ii)+(iii)))                                                         $0.00
   (D) Simple Interest Receivables Principal
       (i)   Principal Collections                                                                           $22,102,673.83
       (ii)  Prepayments in Full                                                                             $12,551,981.74
       (iii) Repurchased Receivables Related to Principal                                                             $0.00
   (E) Simple Interest Receivables Interest
       (i)   Simple Interest Collections                                                                      $4,323,244.12
   (F) Payment Advance for Precomputes
       (i)   Reimbursement of Previous Advances *                                                                     $0.00
       (ii)  Current Advance Amount                                                                                   $0.00
   (G) Interest Advance for simple Interest - Net *                                                             ($27,919.46)
   (H) Payahead Account
       (i)   Payments Applied                                                                                         $0.00
       (ii)  Additional Payaheads                                                                                     $0.00
   (I) Portfolio Summary as of End of Month
       (i)   Weighted Average Coupon (WAC)                                                                            6.30%
       (ii)  Weighted Average Remaining Maturity (WAM)                                                                39.92 months
       (iii) Remaining Number of Receivables                                                                         61,831
   (J) Delinquent Receivables                                       # Units           Dollar Amount
                                                                 -------------   ----------------------
       (i)   31-60 Days Delinquent                               1,674   2.71%   $22,732,344.85   2.74%
       (ii)  61-90 Days Delinquent                                 289   0.47%    $4,024,727.11   0.48%
       (ii)  91 Days or More Delinquent                             29   0.05%      $383,592.45   0.05%
   (K) Vehicles Repossessed During Collection Period                56   0.09%      $810,853.66   0.10%
   (L) Total Accumulated Repossessed Vehicles in Inventory          98   0.16%    $1,419,292.06   0.17%

   *    Advances are reimbursed:
   (i)  from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and
   (ii) to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances) and principal (with respect to principal advances) amounts available on each payment date

IV. INPUTS DERIVED FROM OTHER SOURCES
-------------------------------------
   (A) Collection Account Investment Income                                                                           $0.00
   (B) Reserve Account Investment Income                                                                         $40,964.74
   (C) Yield Supplement Account Investment Income                                                                $55,018.18
   (D) Trust Fees Expense                                                                                         $2,500.00
   (E) Aggregate Net Losses for Collection Period                                                               $381,968.06
   (F) Liquidated Receivables Information
       (i)   Gross Principal Balance on Liquidated Receivables                                                   984,819.72
       (ii)  Liquidation Proceeds                                                                                456,905.09
       (iii) Recoveries from Prior Month Charge Offs                                                             145,946.57
   (G) Days in Accrual Period                                                                                            30
   (H) Deal age                                                                                                          13

                               MONTHLY COLLECTIONS
                               -------------------

V. INTEREST COLLECTIONS
-----------------------
   (A) Total Interest Collections (III(C+E(i)+G)                                                              $4,295,324.66

VI. PRINCIPAL COLLECTIONS
-------------------------
   (A) Principal Payments Received  (III(A((i)+(ii))+(D(i)+(ii)))                                            $34,654,655.57
   (B) Liquidation Proceeds  (IV(F(ii)))                                                                         456,905.09
   (C) Repurchased Loan Proceeds Related to Principal  (III(A(iii)+D(iii)))                                            0.00
   (D) Recoveries from Prior Month Charge Offs (IV(F(iii)))                                                      145,946.57
                                                                                                          -----------------
   (E) Total Principal Collections   (A+B+C+D)                                                               $35,257,507.23

VII. TOTAL INTEREST AND PRINCIPAL COLLECTIONS  (V(A)+VI(E))                                                  $39,552,831.89
-----------------------------------------------------------

VIII. YIELD SUPPLEMENT DEPOSIT                                                                                  $924,413.96
------------------------------

                                                                          Page 3

                             SERVICER'S CERTIFICATE
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
             Collection Period: March 1, 2007 through March 31, 2007
                                                    Determination Date: 04/13/07
                                                          Payment Date: 04/18/07

IX. TOTAL AVAILABLE AMOUNT (VII+VIII)                                                                        $40,477,245.85
-------------------------------------

                              MONTHLY DISTRIBUTIONS
                              ---------------------

X. FEE DISTRIBUTIONS
--------------------
   (A) Servicing Fee
       (i)   Servicing Fee Due (I(H)/12)(II(B))+(II(I)(i))                                                      $722,220.25
       (ii)  Servicing Fee Paid          ($ 0.55 per $1,000 original principal amount)                           722,220.25
                                                                                                          -----------------
       (iii) Servicing Fee Shortfall                                                                                  $0.00
   (B) Reserve Account Investment Income (IV(B))                                                                 $40,964.74
   (C) Yield Supplement Account Investment Income (IV(C))                                                             $0.00
   (D) Trust Fees Expense (IV(D))                                                                                 $2,500.00

XI. DISTRIBUTIONS TO NOTEHOLDERS
--------------------------------
   (A) Interest
       (i)   Class A-1 Notes
             (a) Class A-1 Notes Interest Due                                                                         $0.00
             (b) Class A-1 Notes Interest Paid                                                                         0.00
                                                                                                          -----------------
             (c) Class A-1 Notes Interest Shortfall                                                                   $0.00
       (ii)  Class A-2 Notes
             (a) Class A-2 Notes Interest Due                                                                   $752,990.79
             (b) Class A-2 Notes Interest Paid                                                                   752,990.79
                                                                                                          -----------------
             (c) Class A-2 Notes Interest Shortfall                                                                   $0.00
       (iii) Class A-3 Notes
             (a) Class A-3 Notes Interest Due                                                                 $1,690,000.00
             (b) Class A-3 Notes Interest Paid                                                                 1,690,000.00
                                                                                                          -----------------
             (c) Class A-3 Notes Interest Shortfall                                                                   $0.00
       (iv)  Class A-4 Notes
             (a) Class A-4 Notes Interest Due                                                                 $1,046,183.67
             (b) Class A-4 Notes Interest Paid                                                                 1,046,183.67
                                                                                                          -----------------
             (c) Class A-4 Notes Interest Shortfall                                                                   $0.00
       (v)   Total Note Interest
             (a) Total Note Interest Due                                                                      $3,489,174.46
             (b) Total Note Interest Paid                                                                      3,489,174.46
                                                                                                          -----------------
             (c) Total Note Interest Shortfall                                                                        $0.00
             (d) Reserve Account Withdrawal for Note Interest                                                         $0.00
Amount available for distributions after Fees & Interest (IX-(X(A)(ii)-(D))-XI(A)(v)(b))                     $36,263,351.14
   (B) Principal
       (i)   Noteholders' Principal Distribution Amounts                                                     $35,639,475.29
       (ii)  Class A-1 Notes Principal
             (a) Class A-1 Notes Principal Due                                                                        $0.00
             (b) Class A-1 Notes Principal Paid                                                                        0.00
                                                                                                          -----------------
             (c) Class A-1 Notes Principal Shortfall                                                                 $0.00
             (d) Reserve Account Withdrawal                                                                          $0.00
       (iii) Class A-2 Notes Principal
             (a) Class A-2 Notes Principal Due                                                               $35,639,475.29
             (b) Class A-2 Notes Principal Paid                                                               35,639,475.29
                                                                                                          -----------------
             (c) Class A-2 Notes Principal Shortfall                                                                  $0.00
             (d) Reserve Account Withdrawal                                                                           $0.00
       (iv) Class A-3 Notes Principal
             (a) Class A-3 Notes Principal Due                                                                        $0.00
             (b) Class A-3 Notes Principal Paid                                                                        0.00
                                                                                                          -----------------
             (c) Class A-3 Notes Principal Shortfall                                                                  $0.00
             (d) Reserve Account Withdrawal                                                                           $0.00
       (v) Class A-4 Notes Principal
             (a) Class A-4 Notes Principal Due                                                                        $0.00
             (b) Class A-4 Notes Principal Paid                                                                        0.00
                                                                                                          -----------------
             (c) Class A-4 Notes Principal Shortfall                                                                  $0.00
             (d) Reserve Account Withdrawal                                                                           $0.00
       (vi) Total Notes Principal
             (a) Total Notes Principal Due                                                                   $35,639,475.29
             (b) Total Notes Principal Paid                                                                   35,639,475.29
                                                                                                          -----------------
             (c) Total Notes Principal Shortfall                                                                      $0.00
             (d) Reserve Account Withdrawal                                                                           $0.00

Amount available for distributions to the Certificates and Reserve Fund                                         $623,875.85

                                                                          Page 4

                             SERVICER'S CERTIFICATE
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
             Collection Period: March 1, 2007 through March 31, 2007
                                                    Determination Date: 04/13/07
                                                          Payment Date: 04/18/07

XII. DISTRIBUTIONS TO CERTIFICATEHOLDERS
----------------------------------------
   (A) Interest
       (i)   Certificates Monthly Interest Due                                                                        $0.00
       (ii)  Certificate Interest Shortfall Beginning Balance                                                             0
                                                                                                          -----------------
       (iii) Total Certificates Interest Due                                                                          $0.00
       (iv)  Certificate Monthly Interest Paid                                                                         0.00
                                                                                                          -----------------
       (v)   Certificate Interest Shortfall Ending Balance                                                            $0.00
   (B) Principal
       (i)   Certificates Monthly Principal Due                                                                       $0.00
       (ii)  Certificate Principal Shortfall Beginning Balance                                                        $0.00
                                                                                                          -----------------
       (iii) Total Certificates Principal Due                                                                         $0.00
       (iv)  Certificate Monthly Principal Paid                                                                        0.00
                                                                                                          -----------------
       (v)   Certificate Principal Shortfall Ending Balance                                                           $0.00

XIII. RESERVE FUND DEPOSIT
--------------------------
   Amount available for deposit into reserve account                                                            $623,875.85
   Amount Deposited into Reserve Account                                                                               0.00
   Excess Amount Released from Reserve Account                                                                         0.00
                                                                                                          -----------------
   Excess Funds Released to Seller                                                                               623,875.85

                              DISTRIBUTIONS SUMMARY
                              ---------------------

   (A) Total Collections                                                                                     $40,477,245.85
   (B) Service Fee                                                                                              $722,220.25
   (C) Trustee Fees                                                                                               $2,500.00
   (D) Class A1 Amount                                                                                                $0.00
   (E) Class A2 Amount                                                                                       $36,392,466.08
   (F) Class A3 Amount                                                                                        $1,690,000.00
   (G) Class A4 Amount                                                                                        $1,046,183.67
   (H) Certificateholders                                                                                             $0.00
   (I) Amount Deposited into Reserve Account                                                                          $0.00
   (J) Release to seller                                                                                        $623,875.85
   (K) Total amount distributed                                                                              $40,477,245.85
   (L) Amount of Draw from Reserve Account                                                                            $0.00
   (M) Excess Amount Released from Reserve Account                                                                     0.00

                         DISTRIBUTION TO SECURITYHOLDERS
                         -------------------------------

   Note Interest Distribution Amount                                                                          $3,489,174.46
       Class A-1 Notes:   ($ 0.00 per $1,000 original principal amount)
       Class A-2 Notes:   ($ 2.38 per $1,000 original principal amount)
       Class A-3 Notes:   ($ 4.23 per $1,000 original principal amount)
       Class A-4 Notes:   ($ 4.23 per $1,000 original principal amount)

   Note Principal Distribution Amount                                                                         35,639,475.29
       Class A-1 Notes:   ($ 0.00 per $1,000 original principal amount)
       Class A-2 Notes:   ($ 112.78 per $1,000 original principal amount)
       Class A-3 Notes:   ($ 0.00 per $1,000 original principal amount)
       Class A-4 Notes:   ($ 0.00 per $1,000 original principal amount)

   Note Interest Carryover Shortfall                                                                                   0.00
       Change from immediately preceding Payment Date                                                                  0.00
       Class A-1 Notes:   ($ 0.00 per $1,000 original principal amount)
       Class A-2 Notes:   ($ 0.00 per $1,000 original principal amount)
       Class A-3 Notes:   ($ 0.00 per $1,000 original principal amount)
       Class A-4 Notes:   ($ 0.00 per $1,000 original principal amount)

   Note Principal Carryover Shortfall                                                                                  0.00
       Change from immediately preceding Payment Date                                                                  0.00
       Class A-1 Notes:   ($ 0.00 per $1,000 original principal amount)
       Class A-2 Notes:   ($ 0.00 per $1,000 original principal amount)
       Class A-3 Notes:   ($ 0.00 per $1,000 original principal amount)
       Class A-4 Notes:   ($ 0.00 per $1,000 original principal amount)

   Certificate Interest Distribution Amount                                                                            0.00
                          ($ 0.00 per $1,000 original principal amount)

   Certificate Principal Distribution Amount                                                                           0.00
                          ($ 0.00 per $1,000 original principal amount)

   Certificate Interest Carryover Shortfall                                                                            0.00
       Change from immediately preceding Payment Date                                                                  0.00
                          ($ 0.00 per $1,000 original principal amount)

   Certificate Principal Carryover Shortfall                                                                           0.00
       Change from immediately preceding Payment Date                                                                  0.00
                          ($ 0.00 per $1,000 original principal amount)

                                                                          Page 5

                             SERVICER'S CERTIFICATE
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
             Collection Period: March 1, 2007 through March 31, 2007
                                                    Determination Date: 04/13/07
                                                          Payment Date: 04/18/07

                         PORTFOLIO AND SECURITY SUMMARY
                         ------------------------------

                                                                                    Beginning                     End
XIV. POOL BALANCES AND PORTFOLIO INFORMATION                                        of Period                  of Period
--------------------------------------------                                     ---------------          -----------------
   (A) Balances and Principal Factors
       (i)    Aggregate Balance of Notes                                         $824,304,303.28            $788,664,827.99
       (ii)   Note Pool Factor                                                         0.6536236                  0.6253636
       (iii)  Class A-1 Notes Balance                                                       0.00                       0.00
       (iv)   Class A-1 Notes Pool Factor                                              0.0000000                  0.0000000
       (v)    Class A-2 Notes Balance                                             177,174,303.28             141,534,827.99
       (vi)   Class A-2 Notes Pool Factor                                              0.5606782                  0.4478950
       (vii)  Class A-3 Notes Balance                                             400,000,000.00             400,000,000.00
       (viii) Class A-3 Notes Pool Factor                                              1.0000000                  1.0000000
       (ix)   Class A-4 Notes Balance                                             247,130,000.00             247,130,000.00
       (x)    Class A-4 Notes Pool Factor                                              1.0000000                  1.0000000
       (xi)   Certificates Balance                                                 42,359,996.17              42,359,996.17
       (xii)  Certificates Pool Factor                                                 1.0000000                  1.0000000
       (xiii) Total Principal Balance of Notes and Certificates                   866,664,299.45             831,024,824.16
   (B) Portfolio Information
       (i)    Weighted Average Coupon (WAC)                                                6.30%                      6.30%
       (ii)   Weighted Average Remaining Maturity (WAM)                                    40.90 months               39.92 months
       (iii)  Remaining Number of Receivables                                             62,953                     61,831
       (iv)   Portfolio Receivable Balance                                       $866,664,299.45            $831,024,824.16
   (C) Outstanding Advance Amount                                                    $532,819.22                $504,899.76
   (D) Outstanding Payahead Balance                                                        $0.00                      $0.00

                               SUMMARY OF ACCOUNTS
                               -------------------

XV. RECONCILIATION OF RESERVE ACCOUNT
-------------------------------------
   (A) Beginning Reserve Account Balance                                                                      $9,776,174.97
   (B) Draws                                                                                                           0.00
       (i)    Draw for Servicing Fee                                                                                   0.00
       (ii)   Draw for Interest                                                                                        0.00
       (iii)  Draw for Realized Losses                                                                                 0.00
   (C) Excess Interest Deposited into the Reserve Account                                                              0.00
   (E) Reserve Account Balance Prior to Release                                                                9,776,174.97
   (F) Reserve Account Required Amount                                                                         9,776,174.97
   (G) Final Reserve Account Required Amount                                                                   9,776,174.97
   (H) Excess Reserve Account Amount                                                                                   0.00
   (I) Release of Reserve Account Balance to Seller                                                                    0.00
   (J) Ending Reserve Account Balance                                                                          9,776,174.97

XVI. RECONCILIATION OF YIELD SUPPLEMENT ACCOUNT
-----------------------------------------------
   (A) Beginning Yield Supplement Account Balance                                                             13,130,006.53
   (B) Investment Earnings                                                                                        55,018.18
   (C) Investment Earnings Withdraw                                                                                    0.00
   (D) Additional Yield Supplement Amounts                                                                             0.00
   (E) Yield Supplement Deposit Amount                                                                           924,413.96
   (F) Release of Yield Supplement Account Balance to Seller                                                           0.00
                                                                                                          -----------------
   (G) Ending Yield Supplement Account Balance                                                                12,260,610.75

XVII. NET LOSS AND DELINQUENCY ACCOUNT ACTIVITY
-----------------------------------------------
   (A) Liquidated Contracts
       (i)    Liquidation Proceeds                                                                              $456,905.09
       (ii)   Recoveries on Previously Liquidated Contracts                                                      145,946.57
   (B) Aggregate Net Losses for Collection Period                                                                381,968.06
   (C) Net Loss Rate for Collection Period (annualized)                                                               0.54%
   (D) Cumulative Net Losses for all Periods                                                                   5,057,372.38
   (E) Delinquent Receivables                                   #  Units          Dollar Amount
                                                             -------------   ----------------------
       (i)    31-60 Days Delinquent                          1,674   2.71%   $22,732,344.85   2.74%
       (ii)   61-90 Days Delinquent                            289   0.47%    $4,024,727.11   0.48%
       (ii)   91 Days or More Delinquent                        29   0.05%      $383,592.45   0.05%

XVIII. REPOSSESSION ACTIVITY                                    #  Units          Dollar Amount
----------------------------                                 -------------   ----------------------
   (A) Vehicles Repossessed During Collection Period            56   0.09%      $810,853.66   0.10%
   (B) Total Accumulated Repossessed Vehicles in Inventory      98   0.16%    $1,419,292.06   0.17%

                                                                          Page 6

                             SERVICER'S CERTIFICATE
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
             Collection Period: March 1, 2007 through March 31, 2007
                                                    Determination Date: 04/13/07
                                                          Payment Date: 04/18/07

XIX. TESTS FOR INCREASE IN SPECIFIED RESERVE ACCOUNT BALANCE
------------------------------------------------------------
   (A) Ratio of Net Losses to the Pool Balance as of Each Collection Period
       (i)   Second Preceding Collection Period                                                                       0.96%
       (ii)  Preceding Collection Period                                                                              0.34%
       (iii) Current Collection Period                                                                                0.54%
       (iv)  Three Month Average (Avg(i,ii,iii))                                                                      0.61%
   (B) Ratio of Balance of Contracts Delinquent 61 Days or More
          to the Outstanding Balance of Receivables.
       (i)   Second Preceding Collection Period                                                                       0.92%
       (ii)  Preceding Collection Period                                                                              0.68%
       (iii) Current Collection Period                                                                                0.67%
       (iv)  Three Month Average (Avg(i,ii,iii))                                                                      0.76%
   (C) Loss and Delinquency Trigger Indicator                                                          Trigger was not hit.

    I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

             /s/ Paul Honda
             --------------------------------------------
             Mr. Paul Honda
             Assistant Vice President